P.O. Box 2600
Valley Forge, PA 19482-2600

www.vanguard.com

January 29, 2016

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:   Vanguard Index Funds (the “Trust”)
         File No. 2 56846
· Vanguard Total Stock Market Index Fund
· Vanguard 500 Index Fund
· Vanguard Extended Market Index Fund

Commissioners:

Enclosed is the 144th Post Effective Amendment to the Trust’s Registration Statement on Form N 1A, which we are filing pursuant to Rule 485(a)(1) under the Securities Act of 1933. The purposes of this Amendment are to:  (1) add Institutional Select Shares of Vanguard Total Stock Market Index Fund, Vanguard 500 Index Fund and Vanguard Extended Market Index Fund, each a series of the Trust, and (2) affect a number of non material editorial changes.

Pursuant to Rule 485(a) (1) under the Securities Act of 1933, we request that this Amendment be declared effective on March 29, 2016.  Prior to the effective date of the Amendment, Vanguard will submit a Rule 485(b) filing that will include text addressing any SEC staff comments.  Pursuant to Rule 485(d)(2), the 485(b) filing will designate as its effective date the same date on which we have requested that this 485(a) be declared effective.

Please contact me at (610) 669 8439 with any questions or comments concerning the enclosed Amendment.

Sincerely,

Christyn L. Rossman
Associate Counsel
The Vanguard Group, Inc.

Enclosures

cc:  Asen Parachkevov, Esquire
       U.S. Securities & Exchange Commission